Wilton Reassurance Life Company of New York
c/o Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022
March 7, 2024

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	American Separate Account No. 2
	File No. 811-07904

Commissioners:

Annual Reports, dated December 31, 2023 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of American Separate Account No. 2 of Wilton Reassurance Life Company of New York pursuant to rule 30b-2 of the Investment
Company Act of 1940 and are listed as follows:


The Annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual report for certain funds of the American Funds
Insurance Series is incorporated by reference as filed on form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Annual report for the VA U.S. Targeted Value Portfolio of DFA
Investment Dimensions Group Inc. are incorporated by reference as filed on form N-CSR, CIK No. 0000355437, File No. 811-03258.

The Annual report for the DWS Capital Growth VIP portfolio of Deutsche DWS Variable Series I are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual reports for certain portfolios of the Fidelity Variable Insurance Products are incorporated by reference as filed on form N-CSR, CIK No. 0000831016, File No. 811-05511; CIK No. 0000823535,
File No. 811-05361 and CIK No. 000356494, File No. 811-03329.

The Annual report for the Goldman Sachs VIT Government Money Market
Fund of the Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on form N-CSR, CIK No. 0001046292, File No. 811-08361.

The Annual report for certain portfolios of the Vanguard Variable
Insurance Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.



Sincerely,

/s/ Megan E. Wennerstrum



Megan E. Wennerstrum
Vice President, Financial and SEC Reporting